POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TARGET AND ACTUAL ASSET ALLOCATION (Details)	Jun. 30, 2018	Jun. 30, 2017
Pension Plan
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Other Retiree Benefits
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents | Pension Plan
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%	2.00%
Cash and Cash Equivalents | Other Retiree Benefits
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	2.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%
Debt Securities | Pension Plan
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	65.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	59.00%	53.00%
Debt Securities | Other Retiree Benefits
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	3.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%	4.00%
Equity Securities | Pension Plan
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	35.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	39.00%	45.00%
Equity Securities | Other Retiree Benefits
Target Asset Allocation
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	95.00%
Actual Asset Allocation
Defined Benefit Plan, Actual Plan Asset Allocations	95.00%	95.00%